RECEIVABLES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Allowance for Doubtful Accounts Receivable, Current [Roll Forward]
Beginning Balance	$ 64		$ 98		$ 143
(Deductions) Additions - (credited against expense) charged to expense	32		14		(8)
Other	(28)	[1]	(48)	[1]	(37)	[1]
Ending Balance	68		64		98
Allowance for Doubtful Accounts Receivable, Long Term [Roll Forward]
Beginning Balance	141		213		226
Incremental Provision	7		3		20
Recoveries	(1)		(14)		(9)
Write Offs	(47)		(54)
Other	4	[2]	(7)	[2]	(24)	[3]
Ending Balance	104		141		213
Long term receivables [Abstract]
Long term customer receivables, gross	112		156
Long term contractual receivables, gross	$ 229		$ 361

[1]	Includes reclassifications to long-term, write-offs, recoveries and foreign currency translation adjustments.
[2]	Includes reclassifications from the allowance for current receivables and foreign currency translation adjustments.
[3]	Includes reclassifications from the allowance for current receivables, write-offs and foreign currency translation adjustments.